Cover Page Cover Page	Aug. 07, 2019	Aug. 06, 2019
Cover page.
Entity Registrant Name		Aircastle LTD
Written Communications		false
Entity Address, Address Line One		c/o Aircastle Advisor LLC, 201 Tresser Boulevard,Suite 400
Entity Incorporation, State or Country Code		D0
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity File Number		001-32959
Entity Tax Identification Number		98-0444035
Entity Address, City or Town		Stamford
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06901
City Area Code	203
Local Phone Number	504-1020
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Entity Central Index Key		0001362988
Amendment Flag		false